Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans Payable, Noncurrent [Abstract]
2017 - current maturities	$ 2,809
2018	461,219
2019	2,671
2020	3,759
Long-term Debt, total	$ 470,458	$ 119,573